PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Property and equipment, net, consists of:

December 31,	2025	2024
Land	$676	$676
Buildings and improvements	110,975	103,394
Machinery, vehicles, and equipment	148,970	145,126
Computer hardware and software	121,689	115,022
Furniture and fixtures	27,654	25,825
	409,964	390,043
Accumulated depreciation and amortization	(273,952)	(249,508)
	$136,012	$140,535